Asset Retirement Obligations (Tables)	12 Months Ended
Mar. 31, 2014
Asset Retirement Obligation Disclosure [Abstract]
Schedule of Asset Retirement Obligations

The following table presents the activity for asset retirement obligations for the years ended March 31, 2013 and 2014:

	Millions of Yen
	2013	2014
Balance at beginning of year	¥3,489	¥3,183
Accretion expense	84	85
Liabilities settled	(380)	(22)
Additional liabilities incurred	40	179
Changes in estimates, including timing	(50)	17

Balance at end of year	¥3,183	¥3,442